UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2003

Check here if Amendment |_|;       Amendment Number: ___
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Symphony Asset Management LLC
Address:          555 California Street
                  Suite 2975
                  San Francisco, California 94104

Form 13F File Number:  28-5958

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil L. Rudolph
Title:            Chief Operating Officer
Phone:            (415) 676-4000

Signature, Place, and Date of Signing:

     /s/ Neil L. Rudolph          San Francisco, California       02/24/2004
     ---------------------       --------------------------       ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                     --------------------

Form 13F Information Table Entry Total:                          123
                                                     --------------------

Form 13F Information Table Value Total:                    1,119,037
                                                     --------------------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                         Symphony Asset Management, LLC
                                    FORM 13F
                                December 31, 2003

                                                           VALUE     SHARES/  SH/  PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP     (X$1000)    PRN AMT  PRN  CALL   DSCRETN  MANAGERS     SOLE    SHARED  NONE
--------------------------- ---------------  --------- -----------  --------  ---  ----   -------  --------   --------  ------  ----
Abbott Labs                 COM              002824100       2138      45900  SH          Sole                   45900
Akamai Tech                 NOTE 5.500% 7/0  00971TAC5        786     800000  PRN         Sole                  800000
Alcoa Inc                   COM              013817101       7132     187700  SH          Sole                  187700
Allergan                    NOTE 11/0        018490AE2      28931   30500000  PRN         Sole                30500000
Allete Inc                  COM              018522102        250       8200  SH          Sole                    8200
American Axle & MFG Hldgs
  Inc                       COM              024061103        242       6000  SH          Sole                    6000
Associated Banc Corp        COM              045487105        338       7900  SH          Sole                    7900
ATI Technologies Inc        COM              001941103        172      11400  SH          Sole                   11400
Automatic Data Processing
  In                        COM              053015103       2166      54700  SH          Sole                   54700
Bank of America Corp        COM              060505104       8549     106300  SH          Sole                  106300
Bard C R Inc                COM              067383109        251       3100  SH          Sole                    3100
Barr Labs Inc               COM              068306109       2431      31600  SH          Sole                   31600
BEA Systems Inc - BEAS
  (12/15/                   NOTE 4.000%12/1  073325AD4      21145   21175000  PRN         Sole                21175000
Becton Dickinson & Co       COM              075887109       4809     116900  SH          Sole                  116900
Berkley WR Corp             COM              084423102        304       8700  SH          Sole                    8700
Boeing Co                   COM              097023105       2380      56500  SH          Sole                   56500
Boston Scientific Corp      COM              101137107       2025      55100  SH          Sole                   55100
Brooks Automation           NOTE 4.750% 6/0  11434AAB6       2996    3000000  PRN         Sole                 3000000
Celestica Inc               NOTE 8/0         15101QAA6      27454   51800000  PRN         Sole                51800000
Charter One Finl Inc        COM              160903100       2359      68300  SH          Sole                   68300
Ciena Corp                  NOTE 3.750% 2/0  171779AA9      42612   46510000  PRN         Sole                46510000
Citigroup Inc               COM              172967101      27674     570129  SH          Sole                  570129
Clear Channel Communic      COM              184502102       6982     149100  SH          Sole                  149100
Compass Bancshares          COM              20449H109        346       8800  SH          Sole                    8800
Conexant Systems            NOTE 4.000% 2/0  207142AF7       9913   10433000  PRN         Sole                10433000
Constellation Brands Inc    CL A             21036P108        223       6800  SH          Sole                    6800
Costco Wholesale Corp       COM              22160K105       2275      61200  SH          Sole                   61200
Countrywide Financial Co    COM              222372104      13339     175862  SH          Sole                  175862
Crane Co.                   COM              224399105        295       9600  SH          Sole                    9600
Devon Energy Corp New       COM              251799102       2507      43800  SH          Sole                   43800
Dial Corp New               COM              25247D101        307      10800  SH          Sole                   10800
Diamonds TR                 UNIT SER 1       252787106      48185     460800  SH          Sole                  460800
Disney Walt Co.             NOTE 2.125% 4/1  254687AU0      47578   45000000  PRN         Sole                45000000
Emerson Elec Co             COM              291011104       2156      33300  SH          Sole                   33300
Everest Re Group Ltd        COM              G3223R108       4407      52100  SH          Sole                   52100
Extreme Networks            NOTE 3.500%12/0  30226DAB2        954    1000000  PRN         Sole                 1000000
Foot Locker Inc             COM              344849104        253      10800  SH          Sole                   10800
Forest Labs Inc             COM              345838106       2842      46000  SH          Sole                   46000
Fortune Brands Inc          COM              349631101       6891      96400  SH          Sole                   96400
General Mills               DBCV 10/2        370334AU8       1466    2100000  PRN         Sole                 2100000
Georgia Pac Corp            COM              373298108       2567      83700  SH          Sole                   83700
Global Pmts Inc             COM              37940X102        296       6300  SH          Sole                    6300
GlobeSpan Inc.              NOTE 5.250% 5/1  379571AB8      21477   21500000  PRN         Sole                21500000
Graco Inc                   COM              384109104        252       6300  SH          Sole                    6300
Guidant Corp                COM              401698105      14755     245100  SH          Sole                  245100
Halliburton Co              COM              406216101       4316     166000  SH          Sole                  166000
Harman Intl Inds Inc        COM              413086109        207       2800  SH          Sole                    2800
Hartford Finl Svcs Group
  Inc                       COM              416515104       7420     125700  SH          Sole                  125700
Hershey Foods Corp          COM              427866108       4203      54600  SH          Sole                   54600
Home Depot Inc              COM              437076102       5036     141900  SH          Sole                  141900
Hon Inds Inc                COM              438092108        264       6100  SH          Sole                    6100
Humana Inc                  COM              444859102       2145      93900  SH          Sole                   93900
Idexx Lab Inc               COM              45168D104        236       5100  SH          Sole                    5100
Intel Corp                  COM              458140100      28037     874800  SH          Sole                  874800
International Gaming Tec    COM              459902102       4673     130900  SH          Sole                  130900
International Rectifier
  Corp.                     NOTE 4.250% 7/1  460254AE5      19241   19250000  PRN         Sole                19250000
I-Shares TR                 RUSL 2000 GROW   464287648        640      10800  SH          Sole                   10800
I-Shares TR                 S&P500/BAR GRW   464287309      44863     806900  SH          Sole                  806900
I-Shares TR                 S&P500/BAR VAL   464287408      45564     823500  SH          Sole                  823500
I-Shares TR                 S&P 500 INDEX    464287200      47602     428000  SH          Sole                  428000
Juniper Networks Inc.       NOTE 4.750% 3/1  48203RAA2      10322   10127000  PRN         Sole                10127000
Knight Ridder Inc           COM              499040103       2174      28100  SH          Sole                   28100
Lear Corp                   COM              521865105       2214      36100  SH          Sole                   36100
Legg Mason Inc              COM              524901105       3812      49400  SH          Sole                   49400
Lennar Corp                 COM              526057104       2217      23100  SH          Sole                   23100
Limited Brands Inc          COM              532716107       2228     123600  SH          Sole                  123600
Lockheed Martin Corp        COM              539830109       4497      87500  SH          Sole                   87500
Lowes Cos Inc               NOTE 0.861% 10/1 548661CG0      30184   28500000  PRN         Sole                28500000
Lowes Cos Inc               NOTE 2/1         548661CF2       3842    4200000  PRN         Sole                 4200000
LTX Corp                    NOTE 4.250% 8/1  502392AE3        866     900000  PRN         Sole                  900000
Masco Corp                  COM              574599106       2631      96000  SH          Sole                   96000
May Dept Stores             COM              577778103       2450      84300  SH          Sole                   84300
MBNA Corp                   COM              55262L100       6207     249800  SH          Sole                  249800
Medimmune Inc               COM              584699102       1959      77200  SH          Sole                   77200
Medtronic Inc               DBCV 1.250% 9/1  585055AB2       6765    6600000  PRN         Sole                 6600000
Meredith Corp               COM              589433101        244       5000  SH          Sole                    5000
Merrill Lynch & Co Inc      COM              590188108       4310      73500  SH          Sole                   73500
METLIFE INC                 COM              59156R108       2622      77900  SH          Sole                   77900
Midcap SPDR Tr              UNIT SER 1       595635103      46049     436900  SH          Sole                  436900
Moody's Corp                COM              615369105       6836     112900  SH          Sole                  112900
Morgan Stanley              COM              617446448       2164      37400  SH          Sole                   37400
Nasdaq 100 TR               UNIT SER 1       631100104      35708     979400  SH          Sole                  979400
National Commerce Finl
  Corp                      COM              63545P104       2419      88700  SH          Sole                   88700
Nike Inc                    CL B             654106103       4812      70300  SH          Sole                   70300
Nordstrom Inc               COM              655664100        243       7100  SH          Sole                    7100
Old Rep Intl Corp           COM              680223104        357      14100  SH          Sole                   14100
Patterson UTI Energy Inc    COM              703481101        263       8000  SH          Sole                    8000
Penny (JC) Co               NOTE 5.000%10/1  708160BV7      19865   18100000  PRN         Sole                18100000
Praxair Inc                 COM              74005P104       2192      57400  SH          Sole                   57400
Precision Castparts Corp    COM              740189105        304       6700  SH          Sole                    6700
Price T Rowe Group Inc      COM              74144T108       2323      49000  SH          Sole                   49000
Procter & Gamble Co         COM              742718109       9838      98500  SH          Sole                   98500
Providian Finl Corp         COM              74406A102       1240     106600  SH          Sole                  106600
Pulte Homes Inc.            COM              745867101        327       3500  SH          Sole                    3500
Qualcomm Inc.               COM              747525103       4934      91500  SH          Sole                   91500
Radioshack Corp.            COM              750438103       2242      73100  SH          Sole                   73100
RF Micro Devices Inc        COM              749941100        103      10300  SH          Sole                   10300
Rockwell Automation, Inc    COM              773903109       2403      67500  SH          Sole                   67500
Schering Plough Corp        COM              806605101       5310     305400  SH          Sole                  305400
Semiconductor Hldrs Tr      DEP RCPT         816636203      35125     846600  SH          Sole                  846600
Sherwin Williams Co         COM              824348106        343       9900  SH          Sole                    9900
Skyworks Solutions          NOTE 4.750%11/1  83088MAB8       1488    1200000  PRN         Sole                 1200000
SLM Corp                    COM              78442P106       2023      53700  SH          Sole                   53700
Smucker JM Co.              COM NEW          832696405        253       5600  SH          Sole                    5600
SPDR Tr                     UNIT SER 1       78462F103      48072     432000  SH          Sole                  432000
Swift Transn Co             COM              870756103        248      11800  SH          Sole                   11800
Teradyne Inc                SDCV 3.750%10/1  880770AD4       1613    1400000  PRN         Sole                 1400000
Time Warner Inc             COM              887317105       2277     126600  SH          Sole                  126600
Tower Automotive            NOTE 5.000% 8/0  891707AE1       4696    4825000  PRN         Sole                 4825000
Tribune Co New              COM              896047107       6687     129600  SH          Sole                  129600
TriQuint Semiconducter      NOTE 4.000% 3/0  89674KAB9      26528   27900000  PRN         Sole                27900000
Tyco Intl Group S A         DBCV 2.750% 1/1  902118BF4      40488   31750000  PRN         Sole                31750000
Tyco Intl Group S A         DBCV 3.125% 1/1  902118BG2      34808   25500000  PRN         Sole                25500000
Tyco Intl Ltd New           COM              902124106       5207     196500  SH          Sole                  196500
United Technologies Corp    COM              913017109       9533     100600  SH          Sole                  100600
Unumprovident Corp          COM              91529Y106       2117     134300  SH          Sole                  134300
Valero Energy Corp New      COM              91913Y100       2400      51800  SH          Sole                   51800
Veeco Instrs Inc Del        NOTE 4.125%12/2  922417AB6      24117   23500000  PRN         Sole                23500000
Vulcan Matls Co             COM              929160109        275       5800  SH          Sole                    5800
Wachovia Corp 2nd New       COM              929903102       7477     160500  SH          Sole                  160500
Wells Fargo & Co New        COM              949746101      18244     309800  SH          Sole                  309800
Whirlpool Corp              COM              963320106       2135      29400  SH          Sole                   29400
Wind River Systems          NOTE 3.750%12/1  973149AE7      11550   12345000  PRN         Sole                12345000